CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Class A Common Stock Common Stock Motive Capital Corp [Member]	Class B Common Stock Common Stock Motive Capital Corp [Member]	Convertible preferred stock	Common Stock		Additional Paid-in Capital [Member] Motive Capital Corp [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member] Motive Capital Corp [Member]	Retained Earnings [Member]	Motive Capital Corp [Member]	Total
Beginning balance at Dec. 31, 2019				$ 0	[1]		$ 2,785,000		$ (50,348,000)		$ (47,563,000)
Beginning balance (in shares) at Dec. 31, 2019				13,635,614
Net income (loss)									(9,712,000)		(9,712,000)
Issuance of Class AA common stock upon exercise of vested stock options							21,000				21,000
Issuance of Class AA common stock upon early exercise of unvested stock options (in shares)				20,500
Repurchase of early exercised stock options (in shares)				287,278
Issuance of Class AA common stock in connection with Shares Post acquisition							44,817,000				44,817,000
Issuance of Class AA common stock in connection with Shares Post acquisition (in shares)				(13,915)
Issuance of convertible preferred stock (in shares)				(9,015,140)
Issuance of Junior convertible preferred stock in connection with Shares Post acquisition (Shares)			2,313,623
Vesting of early exercised stock options							32,000				32,000
Share-based compensation expense							4,906,000				4,906,000
Ending balance at Dec. 31, 2020		$ 1,035					52,561,000	$ (53,093,056)	(60,060,000)	$ (53,092,021)	(7,499,000)
Ending balance (in shares) at Dec. 31, 2020		10,350,000		71,119,686
Beginning balance at Sep. 27, 2020	$ 0	$ 0				$ 0		0		0
Beginning balance (in shares) at Sep. 27, 2020	0	0
Net income (loss)								(11,799,629)		(11,799,629)
Issuance of Class B ordinary shares to Sponsor		$ 1,035				23,965				25,000
Shares issued (in shares)		10,350,000
Cash received in Private Placement in excess of initial fair value of Private Placement warrants						(664,800)				(664,800)
Accretion of Class A ordinary shares subject to possible redemption amount						$ (688,765)		(41,293,427)		(41,982,192)
Ending balance at Dec. 31, 2020		$ 1,035					52,561,000	(53,093,056)	(60,060,000)	(53,092,021)	(7,499,000)
Ending balance (in shares) at Dec. 31, 2020		10,350,000		71,119,686
Issuance of Class AA common stock upon exercise of vested stock options							168,000				168,000
Issuance of Class AA common stock upon exercise of vested stock options (in shares)				473,658
Ending balance at Mar. 31, 2021							53,999,000		(59,122,000)		(5,123,000)
Ending balance (in shares) at Mar. 31, 2021				73,265,614
Beginning balance at Dec. 31, 2020		$ 1,035					52,561,000	(53,093,056)	(60,060,000)	(53,092,021)	(7,499,000)
Beginning balance (in shares) at Dec. 31, 2020		10,350,000		71,119,686
Net income (loss)								9,363,744	(18,499,000)	9,363,744	(18,499,000)
Issuance of Class AA common stock upon early exercise of unvested stock options							704,000				704,000
Issuance of Class AA common stock upon early exercise of unvested stock options (in shares)				413,172
Repurchase of early exercised stock options (in shares)				834,064
Issuance of Class AA common stock in connection with Shares Post acquisition (in shares)				(3,736,873)
Exchange of Class AA common stock for Series B convertible preferred stock							(39,722,000)				(39,722,000)
Issuance of Series B-1 convertible preferred stock at $8.69 per share upon conversion of convertible notes and accrued interest (Shares)			4,072,904
Vesting of early exercised stock options							145,000				145,000
Share-based compensation expense							12,231,000				12,231,000
Ending balance at Dec. 31, 2021		$ 1,035		$ 5,000			25,914,000	$ (43,729,312)	(78,559,000)	$ (43,728,277)	(52,640,000)
Ending balance (in shares) at Dec. 31, 2021		10,350,000		63,090,701
Issuance of Class B ordinary shares to Sponsor				$ 7,000			246,049,000				$ 246,056,000
Shares issued (in shares)				73,914,149
Issuance of Class AA common stock upon exercise of vested stock options (in shares)											194,977
Exchange of Class AA common stock for Series B convertible preferred stock				$ 2,000			4,205,000				$ 4,207,000
Ending balance at Mar. 31, 2022				$ 17,000			$ 429,005,000		$ (142,983,000)		$ 286,039,000
Ending balance (in shares) at Mar. 31, 2022				169,223,826

[1]	amount less than 1